Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 18,650	$ 6,496
Accumulated Amortization	(7,042)	(5,408)
Net Carrying Amount	$ 11,608	$ 1,088
Software licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life	3 years	7 months 6 days
Gross Carrying Amount	$ 16,545	$ 4,391
Accumulated Amortization	(5,290)	(3,759)
Net Carrying Amount	$ 11,255	$ 632
Intellectual Property Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life	1 year 9 months 18 days	1 year 8 months 12 days
Gross Carrying Amount	$ 1,736	$ 1,736
Accumulated Amortization	(1,677)	(1,614)
Net Carrying Amount	$ 59	$ 122
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life	5 years 7 months 6 days	6 years 4 months 24 days
Gross Carrying Amount	$ 369	$ 369
Accumulated Amortization	(75)	(35)
Net Carrying Amount	$ 294	$ 334